COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 2 1	2 0 2 0

Royalties to an ASIC designer	132	140
Reimbursement liability to Predecessor Entity's unit holders	-	14
	132	154